CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2023	May 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Deficit):
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0
Class A Common Stock [Member]
Temporary Equity:
Common stock, subject to possible redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, subject to possible redemption (in shares)	6,443,098	21,156,902	27,600,000	27,600,000
Common stock, redemption price per share (in dollars per share)	$ 10.74		$ 10.31	$ 10.2
Stockholders' Equity (Deficit):
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	70,000,000		70,000,000	70,000,000
Common stock, shares issued (in shares)	0		0	0
Common stock, shares outstanding (in shares)	0		0	0
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	12,500,000		12,500,000	12,500,000
Common stock, shares issued (in shares)	6,900,000		6,900,000	6,900,000
Common stock, shares outstanding (in shares)	6,900,000		6,900,000	6,900,000